FAIR VALUE MEASUREMENTS - Liability Measured at Estimated Fair Value (Details) - 10K - Warrant Liability - USD ($) $ in Thousands	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at beginning of period	$ 3	$ 185
Change in valuation	(2)	(182)
Balance as of December 31, 2023	$ 1	$ 3